Subsequent Events	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Subsequent Events [Text Block]
17.	Subsequent Events

a)

On December 1, 2017, the company received $6,733 from the exercise of a compensation warrant previously granted. The compensation warrant was exercised at $0.42 and a total of 16,031 common shares were issued. The Company also issued 8,016 warrants with an exercise price of $0.60 and an expiration date of April 3, 2019, related to the compensation warrant. Lexaria also issued 14,634 restricted common shares at an issuance price of $0.82 per shares to settle $12,000 of debt to a director of the Company.

b)

On December 1, 2017, Lexaria granted 200,000 stock options with an exercise price of $0.83 and an expiration date of December 1, 2022 to an officer of the Company, pursuant to an existing management contract. Lexaria awarded 250,000 stock warrants with an exercise price of $0.83 and an expiration date of December 1, 2019 to a manager of the Company, pursuant to a management contract.

c)

On December 1, 2017, Lexaria awarded a total of 209,056 restricted common shares at an issuance price of $0.82 as required by intellectual property performance thresholds within an existing management consulting contract with the Company divided between three officers and three managers.

d)

On December 22, 2017, the Company announced it received $95,857.20 from the exercise of stock warrants and a compensation option certificate previously granted. The compensation option certificate was exercised at $0.42 and a total of 7,200 common shares were issued. This exercise is by a third party who is neither an officer nor a director of the Company. The Company also received for exercise a total of 230,062 warrants previously granted; being 9,000 at $0.14 ; 125,400 at $0.273 ; and 95,662 at $0.60.

e)

On January 10, 2018, the Company announced it received $216,851 from the exercise of warrants and stock options previously granted. 33,375 stock options were exercised at $0.2273 and 50,000 were exercised at $0.295 and 324,191 warrants at $0.60.

18.	Subsequent Events

a)

On September 15th, 2017, the Company issued 625,000 shares of its common stock from the exercise of warrants previously granted for proceeds of $93,750. All warrants were exercised by third parties who are neither officers nor directors of the Company.

b)

On October 31st, 2017, the Company announced it received a Notice of Allowance from the United States Patent and Trademark Office (“USPTO”) for the use of its technology as a delivery platform for all cannabinoids including THC; fat soluble vitamins; non steroidal anti-inflammatory pain medications (“NSAIDs”); and nicotine. The patent application number is 15/225,799, “Food and Beverage Compositions Infused With Lipophilic Active Agents and Methods of Use Thereof”.

c)

On November 2nd, 2017, the Company announced it acquired 100% ownership interest in its majority owned subsidiary PoViva Tea, LLC. The Company previously owned a 51% interest in PoViva Tea, LLC and acquired the remaining 49% interest. Compensation was US$70,000, a waiver on certain debts, and a 5%, 20 -year royalty on net profits of ViPova Tea TM tea, coffee, and hot chocolate sales. No Lexaria stock or options were issued.

d)

On November 8th, 2017, the Company issued 419,250 shares of its common stock from the exercise of options and warrants previously granted for proceeds of $69,736. All options and warrants were exercised by third parties who are neither officers nor directors of the Company.

e)

On November 22nd, 2017, the Company issued 427,687 shares of its common stock from the exercise of warrants previously granted for proceeds of $129,416. All options and warrants were exercised by third parties who are neither officers nor directors of the Company.

19.	Subsequent Events

	a)	The Company granted 250,000 stock options to a consultant with a strike price of $0.14 per share, and expiry term of two years.

	b)	Pursuant to its agreement with Docherty Management Ltd. (Note 17), the Company issued 252,000 restricted common shares and cash compensation of $6,240.

c)

Pursuant to the Advisory Agreement (Note 17), the Company issued 750,000 warrants with an exercise price of $0.14 per share and valid for five years, in return for consulting services provided in August, September, and October. The Company recognized the related fair value of 250,000 of such warrants for services received during the month of August 2016, in these consolidated financial statements.

d)

The Company reached an agreement with a director to settle the outstanding amount pursuant to a marketing agreement (Note 15), through issuance of common shares of the Company. To settle the outstanding amount of $16,000 for four months to October 31, 2016, the Company issued 114,286 shares of its common stock at a value of $0.14 per share.

	e)	The Company issued 56,250 shares of its common stock in settlement of $9,000, recognized within accounts payable and accrued liabilities as at August 31, 2016.

	f)	A total of 55,000 incentive stock options were exercised for proceeds of $12,500.

	g)	A total of 605,000 share purchase warrants were exercised for proceeds of $137,508.